ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 308,676	$ 47,307	¥ 361,220
Restricted cash	3,829	587	4,576
Amounts due from a related party	368	56	10,401
Prepayments and other current assets, net	22,980	3,522	30,280
Total current assets	335,853	51,472	430,326
Non-current assets:
Property and equipment, net	19,779	3,031	64,112
Intangible assets, net	2,398	368	4,505
Deposits	1,480	227	5,388
Long-term investments	99,972	15,321	152,954
Right-of-use assets	9,327	1,429	36,607
Other non-current assets	1,664	255	1,887
Total non-current assets	134,620	20,631	265,453
TOTAL ASSETS	470,473	72,103	695,779	¥ 1,246,584
Current liabilities:
Accrued payroll and welfare payable	13,401	2,054	6,879
Accrued expenses and other current liabilities	55,960	8,577	51,398
Operating lease liabilities - current	3,710	569	16,672
Income tax payable	549	84	2,213
Total current liabilities	73,620	11,284	77,162
Non-current liabilities:
Long-term payables	526	81	2,965
Operating lease liabilities - non-current	5,807	890	31,675
Total non-current liabilities	6,333	971	34,699
TOTAL LIABILITIES	79,953	12,255	111,861
VIE [Member]
Current assets:
Cash and cash equivalents	194,510	29,810	194,914
Restricted cash	1,242	190	1,539
Time Deposit			100
Amounts due from intergroup companies	936	143	992
Amounts due from a related party	368	56	10,401
Prepayments and other current assets, net	12,781	1,960	14,608
Total current assets	209,837	32,159	222,554
Non-current assets:
Property and equipment, net	15,181	2,327	44,354
Intangible assets, net	1,229	188	1,636
Deposits	424	65	5,117
Long-term investments	35,192	5,393	34,417
Right-of-use assets	9,327	1,429	33,633
Other non-current assets	1,665	255	1,887
Total non-current assets	63,018	9,657	121,044
TOTAL ASSETS	272,855	41,816	343,598
Current liabilities:
Amounts due to intergroup companies	374,379	57,376	367,368
Accrued payroll and welfare payable	12,288	1,883	4,830
Accrued expenses and other current liabilities	36,870	5,651	36,087
Operating lease liabilities - current	3,710	569	13,698
Income tax payable	0		1,525
Total current liabilities	427,247	65,479	423,508
Non-current liabilities:
Long-term payables	526	81	2,965
Operating lease liabilities - non-current	5,807	890	31,675
Total non-current liabilities	6,333	971	34,640
TOTAL LIABILITIES	¥ 433,580	$ 66,450	¥ 458,148